Information On Oil And Natural Gas Producing Activities (Tables)	12 Months Ended
Sep. 30, 2016
Oil And Gas Exploration And Production Industries Disclosures [Abstract]
Summary Of Sales Through Various Operators Or Purchasers
	2016	2015	2014

Cheyenne Petroleum	23%	23%	6%
Southwestern Energy Company	12%	14%	17%
Chesapeake Operating, Inc.	4%	7%	11%